UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-21278

Rydex Capital Partners SPhinX Fund

(Exact name of registrant as specified in charter)

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

(Address of principal executive offices)

Michael P. Byrum, President

9601 Balckwell Road, Suite 500

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (301) 296-5100

Date of fiscal year end: March 31

Date of reporting period: July 1, 2004 – June 30, 2005

The Rydex Capital Partners SPhinX Fund has invested, to date, solely in non-voting securities and, as a result, has no matters to report on Form N-PX.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rydex Capital Partners SPhinX Fund

By:	/s/ Michael P. Byrum
Michael P. Byrum, President

Date:	August 24, 2005